UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Sound Energy Partners, Inc.

Address:    200 Greenwich Avenue
            Greenwich, Connecticut 06830

13F File Number: 028-11115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Slavko Negulic
Title:      Chief Financial Officer
Phone:      (203) 254-4500

Signature, Place and Date of Signing:


/s/ Slavko Negulic            Greenwich, Connecticut         February 13, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    93

Form 13F Information Table Value Total:    $120,274
                                           (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name
---   --------------------    ----

1.    028-13236               Southport Energy Plus Partners, L.P.

2.    028-13524               Southport Energy Plus Master Fund, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                    Sound Energy Partners, Inc.
                                                         December 31, 2012
COLUMN 1                         COLUMN  2     COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6      COLUMN 7      COLUMN 8

                                                          VALUE   SHRS OR SH/ PUT/  INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x1000) PRN AMT PRN CALL  DISCRETION     MNGRS    SOLE      SHARED NONE
--------------                --------------    -----     ------- ------- --- ----  ----------     -----    ----      ------ ----
ALPHA NATURAL RESOURCES INC          COM       02076X102  2,952   303,100     CALL  SHARED-DEFINED  1       303,100
ALPHA NATURAL RESOURCES INC          COM       02076X102  1,918   196,900     CALL  SHARED-DEFINED  2       196,900
ALPHA NATURAL RESOURCES INC          COM       02076X102    877    90,000     CALL  SHARED-DEFINED           90,000
ALPHA NATURAL RESOURCES INC          COM       02076X102  3,419   350,990 SH        SHARED-DEFINED  1       350,990
ALPHA NATURAL RESOURCES INC          COM       02076X102  2,197   225,520 SH        SHARED-DEFINED  2       225,520
ALPHA NATURAL RESOURCES INC          COM       02076X102    195    20,000 SH        SHARED-DEFINED           20,000
AMICUS THERAPEUTICS INC              COM       03152W109    286   106,900 SH        SHARED-DEFINED  1       106,900
AMICUS THERAPEUTICS INC              COM       03152W109    186    69,300 SH        SHARED-DEFINED  2        69,300
AMICUS THERAPEUTICS INC              COM       03152W109     16     6,000 SH        SHARED-DEFINED            6,000
ARCH COAL INC                        COM       039380100    845   115,470 SH        SHARED-DEFINED  1       115,470
ARCH COAL INC                        COM       039380100    544    74,340 SH        SHARED-DEFINED  2        74,340
BAKER HUGHES INC                     COM       057224107  1,237    30,300     CALL  SHARED-DEFINED  1        30,300
BAKER HUGHES INC                     COM       057224107    805    19,700     CALL  SHARED-DEFINED  2        19,700
BAKER HUGHES INC                     COM       057224107  1,237    30,300 SH        SHARED-DEFINED  1        30,300
BAKER HUGHES INC                     COM       057224107    805    19,700 SH        SHARED-DEFINED  2        19,700
CAMERON INTERNATIONAL CORP           COM       13342B105  1,028    18,200 SH        SHARED-DEFINED  1        18,200
CAMERON INTERNATIONAL CORP           COM       13342B105    666    11,800 SH        SHARED-DEFINED  2        11,800
CARBO CERAMICS INC                   COM       140781105    478     6,100 SH        SHARED-DEFINED  1         6,100
CARBO CERAMICS INC                   COM       140781105    306     3,900 SH        SHARED-DEFINED  2         3,900
CHESAPEAKE ENERGY CORP               COM       165167107  1,007    60,600 SH        SHARED-DEFINED  1        60,600
CHESAPEAKE ENERGY CORP               COM       165167107    655    39,400 SH        SHARED-DEFINED  2        39,400
CONTINENTAL RESOURCES INC            COM       212015101  2,227    30,300 SH        SHARED-DEFINED  1        30,300
CONTINENTAL RESOURCES INC            COM       212015101  1,448    19,700 SH        SHARED-DEFINED  2        19,700
CONTINENTAL RESOURCES INC            COM       212015101    220     3,000 SH        SHARED-DEFINED            3,000
DEVON ENERGY CORP NEW                COM       25179M103    630    12,100 SH        SHARED-DEFINED  1        12,100
DEVON ENERGY CORP NEW                COM       25179M103    411     7,900 SH        SHARED-DEFINED  2         7,900
DEVON ENERGY CORP NEW                COM       25179M103    156     3,000 SH        SHARED-DEFINED            3,000
EOG RES INC                          COM       26875P101    737     6,100 SH        SHARED-DEFINED  1         6,100
EOG RES INC                          COM       26875P101    471     3,900 SH        SHARED-DEFINED  2         3,900
GOODRICH PETE CORP                 COM NEW     382410405  1,694   181,800     CALL  SHARED-DEFINED  1       181,800
GOODRICH PETE CORP                 COM NEW     382410405  1,102   118,200     CALL  SHARED-DEFINED  2       118,200
GOODRICH PETE CORP                 COM NEW     382410405  2,407   258,260 SH        SHARED-DEFINED  1       258,260
GOODRICH PETE CORP                 COM NEW     382410405  1,555   166,850 SH        SHARED-DEFINED  2       166,850
GOODRICH PETE CORP                 COM NEW     382410405    373    40,000 SH        SHARED-DEFINED           40,000
HALLIBURTON CO                       COM       406216101  5,256   151,500     CALL  SHARED-DEFINED  1       151,500
HALLIBURTON CO                       COM       406216101  3,417    98,500     CALL  SHARED-DEFINED  2        98,500
HALLIBURTON CO                       COM       406216101  2,428    70,000     CALL  SHARED-DEFINED           70,000
HALLIBURTON CO                       COM       406216101  3,043    87,727 SH        SHARED-DEFINED  1        87,727
HALLIBURTON CO                       COM       406216101  1,975    56,930 SH        SHARED-DEFINED  2        56,930
HALLIBURTON CO                       COM       406216101    208     6,000 SH        SHARED-DEFINED            6,000
HESS CORP                            COM       42809H107    922    17,410 SH        SHARED-DEFINED  1        17,410
HESS CORP                            COM       42809H107    598    11,290 SH        SHARED-DEFINED  2        11,290
IRONWOOD PHARMACEUTICALS INC      COM CL A     46333X108    792    71,430 SH        SHARED-DEFINED  1        71,430
IRONWOOD PHARMACEUTICALS INC      COM CL A     46333X108    514    46,310 SH        SHARED-DEFINED  2        46,310
IRONWOOD PHARMACEUTICALS INC      COM CL A     46333X108     67     6,000 SH        SHARED-DEFINED            6,000
MARKET VECTORS ETF TR         JR GOLD MINERS E 57060U589    933    47,120 SH        SHARED-DEFINED  1        47,120
MARKET VECTORS ETF TR         JR GOLD MINERS E 57060U589    602    30,380 SH        SHARED-DEFINED  2        30,380
MARKET VECTORS ETF TR         JR GOLD MINERS E 57060U589    248    12,500 SH        SHARED-DEFINED           12,500
MARKET VECTORS ETF TR           OIL SVCS ETF   57060U191  4,914   127,200     PUT   SHARED-DEFINED  1       127,200
MARKET VECTORS ETF TR           OIL SVCS ETF   57060U191  3,199    82,800     PUT   SHARED-DEFINED  2        82,800
MOSAIC CO NEW                        COM       61945C103  1,506    26,600 SH        SHARED-DEFINED  1        26,600
MOSAIC CO NEW                        COM       61945C103    980    17,300 SH        SHARED-DEFINED  2        17,300
MOSAIC CO NEW                        COM       61945C103    113     2,000 SH        SHARED-DEFINED            2,000
MOSAIC CO NEW                        COM       61945C103  1,699    30,000     CALL  SHARED-DEFINED           30,000
NEWFIELD EXPL CO                     COM       651290108    652    24,329 SH        SHARED-DEFINED  1        24,329
NEWFIELD EXPL CO                     COM       651290108    420    15,671 SH        SHARED-DEFINED  2        15,671
NQ MOBILE INC                  ADR REPSTG CL A 64118U108    183    30,300 SH        SHARED-DEFINED  1        30,300
NQ MOBILE INC                  ADR REPSTG CL A 64118U108    119    19,700 SH        SHARED-DEFINED  2        19,700
NQ MOBILE INC                  ADR REPSTG CL A 64118U108    121    20,000 SH        SHARED-DEFINED           20,000
OCCIDENTAL PETE CORP DEL             COM       674599105  1,088    14,200 SH        SHARED-DEFINED  1        14,200
OCCIDENTAL PETE CORP DEL             COM       674599105    712     9,300 SH        SHARED-DEFINED  2         9,300
PEABODY ENERGY CORP                  COM       704549104  3,228   121,300     CALL  SHARED-DEFINED  1       121,300
PEABODY ENERGY CORP                  COM       704549104  2,094    78,700     CALL  SHARED-DEFINED  2        78,700
PEABODY ENERGY CORP                  COM       704549104  1,226    46,080 SH        SHARED-DEFINED  1        46,080
PEABODY ENERGY CORP                  COM       704549104    792    29,760 SH        SHARED-DEFINED  2        29,760
PIONEER NAT RES CO                   COM       723787107    604     5,670 SH        SHARED-DEFINED  1         5,670
PIONEER NAT RES CO                   COM       723787107    387     3,630 SH        SHARED-DEFINED  2         3,630
POTASH CORP SASK IN                  COM       73755L107  2,035    50,000     CALL  SHARED-DEFINED           50,000
PROSHARES TR                  PSHS ULTSH 20YRS 74347B201    222     3,500 SH        SHARED-DEFINED            3,500
ROWAN COMPANIES PLC               SHS CL A     G7665A101  2,338    74,760 SH        SHARED-DEFINED  1        74,760
ROWAN COMPANIES PLC               SHS CL A     G7665A101  1,503    48,070 SH        SHARED-DEFINED  2        48,070
SCHLUMBERGER LTD                     COM       806857108  3,909    56,410 SH        SHARED-DEFINED  1        56,410
SCHLUMBERGER LTD                     COM       806857108  2,537    36,610 SH        SHARED-DEFINED  2        36,610
SCHLUMBERGER LTD                     COM       806857108    173     2,500 SH        SHARED-DEFINED            2,500
SYNTROLEUM CORP                      COM       871630109    178   450,000 SH        SHARED-DEFINED          450,000
TRANSOCEAN LTD                     REG SHS     H8817H100  5,412   121,200     CALL  SHARED-DEFINED  1       121,200
TRANSOCEAN LTD                     REG SHS     H8817H100  3,518    78,800     CALL  SHARED-DEFINED  2        78,800
TRANSOCEAN LTD                     REG SHS     H8817H100  2,233    50,000     CALL  SHARED-DEFINED           50,000
TRANSOCEAN LTD                     REG SHS     H8817H100  3,889    87,110 SH        SHARED-DEFINED  1        87,110
TRANSOCEAN LTD                     REG SHS     H8817H100  2,505    56,100 SH        SHARED-DEFINED  2        56,100
TRANSOCEAN LTD                     REG SHS     H8817H100    268     6,000 SH        SHARED-DEFINED            6,000
USANA HEALTH SCIENCES INC            COM       90328M107    402    12,200     PUT   SHARED-DEFINED  1        12,200
USANA HEALTH SCIENCES INC            COM       90328M107    257     7,800     PUT   SHARED-DEFINED  2         7,800
VIVUS INC                            COM       928551100    549    40,900 SH        SHARED-DEFINED  1        40,900
VIVUS INC                            COM       928551100    356    26,500 SH        SHARED-DEFINED  2        26,500
VIVUS INC                            COM       928551100    134    10,000 SH        SHARED-DEFINED           10,000
WABASH NATL CORP                     COM       929566107  1,441   160,600 SH        SHARED-DEFINED  1       160,600
WABASH NATL CORP                     COM       929566107    936   104,400 SH        SHARED-DEFINED  2       104,400
WABASH NATL CORP                     COM       929566107    583    65,000 SH        SHARED-DEFINED           65,000
WALTER ENERGY INC                    COM       93317Q105  1,136    31,670 SH        SHARED-DEFINED  1        31,670
WALTER ENERGY INC                    COM       93317Q105    734    20,460 SH        SHARED-DEFINED  2        20,460
WEATHERFORD INTERNATIONAL LT       REG SHS     H27013103  1,755   156,821 SH        SHARED-DEFINED  1       156,821
WEATHERFORD INTERNATIONAL LT       REG SHS     H27013103  1,141   101,940 SH        SHARED-DEFINED  2       101,940